Document and Entity Information	Jul. 19, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 19, 2024
Entity Registrant Name	Enfusion, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40949
Entity Tax Identification Number	87-1268462
Entity Address, Address Line One	125 South Clark Street
Entity Address, Adress Line Two	Suite 750
Entity Address, City or Town	Chicago
Entity Address State Or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	253-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	ENFN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001868912
Amendment Flag	false